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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:

L. Scott Rand                Arlington, TX               November 12, 2009
--------------------------   ------------------   ------------------------------
[Signature]                        [City]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.)

Form 13F File Number               Name
28-

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            40
Form 13F Information Table Value Total:        63,711
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

No.   Form 13F File Number   Name
      28-

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
--------------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
3M                                COMMON             88579Y101      148     2,000  SH      SOLE       N/A        2,000
Altra Holdings Inc                COMMON             02208R106      871    77,800  SH      SOLE       N/A       77,800
American Eagle Outfitters         COMMON             02553E106    1,096    65,000  SH      SOLE       N/A       65,000
Baker Hughes Inc                  COMMON             057224107    2,517    59,000  SH      SOLE       N/A       59,000
Boeing Co                         COMMON             097023105      271     5,000  SH      SOLE       N/A        5,000
Bronco Drilling Co Inc            COMMON             112211107    1,048   160,000  SH      SOLE       N/A      160,000
Build A Bear                      COMMON             120076104    1,485   305,000  SH      SOLE       N/A      305,000
Children's Place                  COMMON             168905107      626    20,900  SH      SOLE       N/A       20,900
Crane Co                          COMMON             224399105      413    16,000  SH      SOLE       N/A       16,000
Culp Inc                          COMMON             230215105      184    33,000  SH      SOLE       N/A       33,000
Dell Inc                          COMMON             24702R101    1,053    69,000  SH      SOLE       N/A       69,000
Dover Corp                        COMMON             260003108    1,357    35,000  SH      SOLE       N/A       35,000
DR Horton                         COMMON             23331A109    1,985   174,000  SH      SOLE       N/A      174,000
Emerson Elec Co                   COMMON             291011104      721    18,000  SH      SOLE       N/A       18,000
Epicor                            NOTE 2.375% 5/2027 29426LAA6      802 1,000,000 PRN      SOLE       N/A
Harley Davidson                   COMMON             412822108    3,105   135,000  SH      SOLE       N/A      135,000
Herman Miller                     COMMON             600544100    1,522    90,000  SH      SOLE       N/A       90,000
Highland Cr Strat FD              COMMON             43005Q107      318    50,000  SH      SOLE       N/A       50,000
Home Depot Inc                    COMMON             437076102      799    30,000  SH      SOLE       N/A       30,000
Intel Corp                        COMMON             458140100      685    35,000  SH      SOLE       N/A       35,000
Lennar Corp                       COMMON CL B        526057302    1,017    90,000  SH      SOLE       N/A       90,000
Nabors Inds Ltd                   SHS                G6359F103    1,568    75,000  SH      SOLE       N/A       75,000
Penney J C Inc                    COMMON             708160106    1,519    45,000  SH      SOLE       N/A       45,000
Qlogic Corp                       COMMON             747277101      138     8,000  SH      SOLE       N/A        8,000
Robert Half Intl Inc              COMMON             770323103    1,046    41,800  SH      SOLE       N/A       41,800
Rockwell                          COMMON             773903109      332     7,800  SH      SOLE       N/A        7,800
SPDR Trust                        UNIT SER 1         78462F103   12,671   120,000  SH CALL SOLE       N/A
SPDR Trust                        UNIT SER 1         78462F103    7,814    74,000  SH PUT  SOLE       N/A
Select Sector SPDR Tr - Financial COMMON             81369Y605    8,964   600,000  SH CALL SOLE       N/A
Stanley Works                     COMMON             854616109      768    18,000  SH      SOLE       N/A       18,000
Staples                           COMMON             855030102      639    27,500  SH      SOLE       N/A       27,500
Sysco Corp                        COMMON             871829107      820    33,000  SH      SOLE       N/A       33,000
Sysco Corp                        COMMON             871829107      621    25,000  SH CALL SOLE       N/A
Texas Instrs Inc                  COMMON             882508104      308    13,000  SH      SOLE       N/A       13,000
Trueblue Inc                      COMMON             89785X101      545    38,731  SH      SOLE       N/A       38,731
Unit Corp                         COMMON             909218109      578    14,000  SH      SOLE       N/A       14,000
United  Parcel Service            COMMON CL B        911312106      508     9,000  SH      SOLE       N/A        9,000
Verigy Ltd                        SHS                Y93691106    1,028    88,500  SH      SOLE       N/A       88,500
Walgreens Co                      COMMON             931422109      937    25,000  SH      SOLE       N/A       25,000
Walmart                           COMMON             931142103      884    18,000  SH      SOLE       N/A       18,000